Leases - Schedule of Cash and Non-cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 4,124	$ 3,073	$ 14,430	$ 7,928
Operating cash flows from finance leases			3,043	435
Financing cash flows from finance leases	$ 1,067	$ 231	$ 1,815	$ 480